Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue
4. Revenue
The following table presents the Company’s revenues disaggregated by geography (in thousands):

	Three Months Ended March 31,
	2024	2023
Service revenue:
United States	$11,389	$6,846
Europe	5,417	4,353

Total service revenue	$16,806	$11,199

Lease revenue:
United States	$120	$213
Europe	230	108

Total lease revenue	350	321

Total Revenue	$17,156	$11,520

Contract Balances
Contract assets include amounts related to the Company’s contractual right to consideration for completed performance obligations not yet invoiced. The contract assets are reclassified to receivables when the rights become unconditional. The Company’s contract assets as of March 31, 2024 and December 31, 2023 in the amount of $0.5 million and $0.6 million, respectively, are included in prepaid expenses and other current assets on the consolidated balance sheets. The contract assets are typically invoiced within a month of recognition. The Company’s contract assets as of January 1, 2024 and 2023 amounted to $0.6 million and $0.6 million, respectively.
Contract liabilities are recorded as deferred revenues and include payments received in advance of performance under the contract. Contract liabilities are realized when services are provided to the customer. Contract liabilities as of March 31, 2024 and December 31, 2023 in the amount of $1.5 million and $0.6 million, respectively, are reported as a component of current liabilities on the consolidated balance sheets. All opening amounts of the December 31, 2023 and 2022 contract liabilities were recognized during the periods ended March 31, 2024 and December 31, 2023, respectively. The Company’s contract liabilities as of January 1, 2024 and 2023 amounted to $1.5 million and $0.7 million, respectively.

6. Revenue
The following table present Company's revenues disaggregated by geography (in thousands):

	Year ended December 31, 2023	Year ended December 31, 2022
Service revenue:
United States	$45,093	$34,869
Europe	26,059	23,239

Total service revenue	71,152	58,108

Lease revenue:
United States	$867	$859
Europe	661	488

Total lease revenue	1,528	1,347

Total Revenue	$72,680	$59,455

Contract Balances
Contract assets include amounts related to the Company's contractual right to consideration for completed performance obligations not yet invoiced. The contract assets are reclassified to receivables when the rights become unconditional. The Company's contract assets as of December 31, 2023 and 2022 in the amount of $0.6 million and $0.6 million, respectively, are included in prepaid expenses and other current assets on the consolidated balance sheets. The contract assets are typically invoiced within a month of recognition. The Company's contract assets as of January 1, 2023 and 2022 amounted to $0.6 million and $0.7 million, respectively.
Contract liabilities are recorded as deferred revenues and include payments received in advance of performance under the contract. Contract liabilities are realized when services are provided to the customer. Contract liabilities as of December 31, 2023 and 2022 in the amount of $0.6 million and $0.7 million, respectively, are reported as a component of current liabilities on the consolidated balance sheets. All opening amounts of the December 31, 2022 and 2021 contract liabilities were recognized during the years ended December 31, 2023 and 2022, respectively. The Company's contract liabilities as of January 1, 2023 and 2022 amounted to $0.7 million and $0.3 million, respectively.